WARRANT LIABILITIES (Details Narrative)				1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 25, 2024 USD ($) d $ / shares shares	Nov. 22, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2024 $ / shares	Feb. 29, 2024 shares	Oct. 31, 2023 shares	Oct. 30, 2023 shares
Short-Term Debt [Line Items]
Fair value of warrant liability							$ (430,208)		$ (736,580)	$ 240,159
Net Income / (Loss)						$ (3,033,047)	$ 452,839		$ 710,458	$ (36,798,419)
Common stock, shares authorized | shares						70,000,000			70,000,000	10,000,000				10,000,000	3,000,000
Prepaid Warrants [Member]
Short-Term Debt [Line Items]
Warrant exercise price | $ / shares						$ 0.001
Warrants shares | shares						2,619,433			3,871,992	507,394
Common Stock [Member]
Short-Term Debt [Line Items]
Common stock, shares authorized | shares															9,500,000
Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Warrant exercise price | $ / shares												$ 1.838
Related Party [Member] | Prepaid Warrants [Member]
Short-Term Debt [Line Items]
Warrants shares | shares						1,203,783
Related Party [Member] | Convertible Debt [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrants converted, shares | shares		250,000
2022 Notes Holders [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock percentage										50.00%	50.00%
Warrant exercise price description										The warrant exercise price is equal to: (i) if the Company consummates an IPO, 100% of the price per share at which the Company’s common stock is sold in the IPO; or (ii) if the Company consummates a deSPAC merger, 100% of the redemption price related to such deSPAC merger. The warrants will automatically be exercised cashlessly if the stock price hits 125% of the IPO price.	The warrant exercise price is equal to: (i) if the Company consummates an IPO, 100% of the price per share at which the Company’s common stock is sold in the IPO; or (ii) if the Company consummates a deSPAC merger, 100% of the redemption price related to such deSPAC merger. The warrants will automatically be exercised cashlessly if the stock price hits 125% of the IPO price.
Fair value of warrant liability					$ 12,874						$ 581,364
Net Income / (Loss)									$ 1,078,132	$ 348,994
2022 Notes Holders [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Fair value of warrant liability											$ 300,059
Net Income / (Loss)									462,410	149,710
2022 and 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Warrant liabilities, current										794,868
Warrant exercise price | $ / shares				$ 6.00				$ 6.00
Warrants shares | shares				908,334				908,334
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Short-Term Debt [Line Items]
Warrants converted, shares | shares	507,394
2022 and 2023 Convertible Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Warrant liabilities, current										340,918
Convertible notes payable, fair Value									0	17,220,203
Whiskey Notes [Member]
Short-Term Debt [Line Items]
Warrant exercise price description								These warrants are exercisable on or after the earlier of (i) occurrence of an IPO, or (ii) August 29, 2024, and expire on August 29, 2028. The warrant exercise price was equal to the lesser of: (i) if the Company consummates an IPO, 100% of the price per share at which the Company’s common stock is sold in the IPO; or (ii) $10.00 per share. The warrants will automatically be exercised on a cashless basis after the three-year anniversary of the issuance date if the stock price hits 125% of the warrant exercise price.
Fair value of warrant liability				$ 48,889					302,020	1,621,527
Net Income / (Loss)									1,814,712	108,835
Warrant liabilities, current										1,512,692
Whiskey Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Fair value of warrant liability				$ 26,706					111,112	436,041
Net Income / (Loss)									406,774	29,267
Warrant liabilities, current									$ 0	406,774
Whiskey Special Ops 2023 Notes [Member]
Short-Term Debt [Line Items]
Warrant exercise price description	the holders of the Series A Preferred Stock had received warrants entitling its holder to purchase an aggregate of 197,013 of shares of common stock determined by (a) 25% of the Subscription Amount of such Investor divided by (b) $5.00, and having an exercise price equal to the lesser of $5.00 or the price per share at which the common stock is sold in the Company’s Initial Public Offering (the “Exercise Price”), subject to splits, combinations or other like adjustments.
Warrant exercise price | $ / shares	$ 4.00			$ 5.00				$ 5.00
Warrants shares | shares	1,657,718			755,919				755,919
Convertible debt	$ 8,526,245			$ 8,678,433				$ 8,678,433		2,975,000
Cumulative proceeds from convertible debt	$ 6,630,870			6,630,870				6,630,870		2,975,000
Shares issued price per share | $ / shares	$ 4.00
Warrant expire date	Jun. 15, 2029
Consecutive trading days | d	5
Consecutive trading percentage	125.00%								125.00%
Whiskey Special Ops 2023 Notes [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Warrants shares | shares	197,013
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible notes payable, fair Value				$ 23,311,063				23,311,063
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Short-Term Debt [Line Items]
Warrants converted, shares | shares				546,927					546,927
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Warrants shares | shares	558,250
Convertible notes payable, fair Value	$ 4,815,132
Convertible debt	3,247,425									800,000
Cumulative proceeds from convertible debt	$ 2,233,000			$ 2,233,000				2,233,000		800,000
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock, shares authorized | shares													1,203,783
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible notes payable, fair Value				8,723,321				8,723,321
Convertible debt				$ 3,247,425				$ 3,247,425		$ 800,000
Warrants converted, shares | shares										106,667
Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock, shares authorized | shares			2,399,090	2,399,090				2,399,090
Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Short-Term Debt [Line Items]
Warrants converted, shares | shares			546,927	546,927
Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Related Party [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock, shares authorized | shares				1,203,783				1,203,783